Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2026-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2026

A.	DATES	Begin	End	# days

1	Payment Date		8/17/2026
2	Collection Period	7/1/2026	7/31/2026	31
3	Monthly Interest Period-Actual	7/15/2026	8/16/2026	33
4	Monthly Interest - Scheduled	7/15/2026	8/14/2026	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	143,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	275,000,000.00	270,313,709.79	-	-	21,481,141.22	248,832,568.57	0.9048457
7	Class A-2b Notes	138,970,000.00	136,601,804.55	-	-	10,855,397.07	125,746,407.48	0.9048457
8	Class A-3 Notes	413,970,000.00	413,970,000.00	-	-	-	413,970,000.00	1.0000000
9	Class A-4 Notes	65,000,000.00	65,000,000.00	-	-	-	65,000,000.00	1.0000000
10	Total Class A Notes	1,035,940,000.00	885,885,514.34	-	-	32,336,538.29	853,548,976.05
11	Class B Notes	63,170,000.00	63,170,000.00	-	-	-	63,170,000.00	1.0000000
12	Class C Notes	44,210,000.00	44,210,000.00	-	-	-	44,210,000.00	1.0000000

13	Total Notes	$1,143,320,000.00	993,265,514.34	$0.00	$0.00	$32,336,538.29	960,928,976.05

	Overcollateralization
14	Exchange Note	56,850,106.75	51,661,086.22				50,205,942.00
15	Series 2026-A Notes	63,165,598.84	103,097,537.71				104,552,681.93

16	Total Overcollateralization	120,015,705.59	154,758,623.93				154,758,623.93
17	Total Target Overcollateralization	$154,758,623.93	154,758,623.93				154,758,623.93

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
18	Class A-1 Notes		3.83300%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2a Notes		4.02000%	905,550.93	3.2929125	21,481,141.22	78.1132408	0.00
20	Class A-2b Notes	3.62539%	4.05539%	507,809.13	3.6540917	10,855,397.07	78.1132408	0.00
21	Class A-3 Notes		4.14000%	1,428,196.50	3.4500000	0.00	0.0000000	0.00
22	Class A-4 Notes		4.23000%	229,125.00	3.5250000	0.00	0.0000000	0.00
23	Total Class A Notes			3,070,681.56	2.9641500	32,336,538.29	31.2146826	0.00
24	Class B Notes		4.43000%	233,202.58	3.6916666	0.00	0.0000000	0.00
25	Class C Notes		4.52000%	166,524.33	3.7666666	0.00	0.0000000	0.00

26	Totals			3,470,408.47	3.0353781	32,336,538.29	28.2830164	0.00
		Initial Balance		Beginning Balance				Ending Balance
27	Exchange Note Balance		1,206,485,598.84	1,096,363,052.05				1,065,481,657.98

	Reference Pool Balance Data	Initial	Current
28	Discount Rate	10.00%	10.00%
29	Aggregate Securitization Value	1,263,335,705.59	1,115,687,599.98
30	Aggregate Base Residual Value (Not Discounted)	942,218,051.07	869,166,312.01

	Turn-in Units	Units	Securitization Value	Percentage
31	Vehicles Scheduled to Return in Current Month	230	993,994.90
32	Turn-in Ratio on Scheduled Terminations			3.48%

		Units	Securitization Value
33	Securitization Value — Beginning of Period	37,696	1,148,024,138.27
34	Depreciation/Payments		(9,368,237.67)
35	Gross Credit Losses	(87)	(2,748,493.55)
36	Early Terminations — Regular	(14)	(416,170.04)
37	Scheduled Terminations — Returned	(12)	(306,974.92)
38	Payoff Units & Lease Reversals	(678)	(19,496,662.11)
39	Repurchased Leases	-	-

40	Securitization Value - End of Period	36,905	1,115,687,599.98

World Omni Automobile Lease Securitization Trust 2026-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2026

C.	SERVICING FEE

41	Servicing Fee Due	956,686.78

42	Unpaid Servicing Fees - Prior Collection Periods	0.00

43	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(24,084.41)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
44	Required Reserve Account Balance (0.50% of Initial Securitization Value)	3,158,339.26
45	Beginning Reserve Account Balance	3,158,339.26
46	Ending Reserve Account Balance	3,158,339.26

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
47	Total Active Units (Excluding Inventory)	36,283	98.48%	1,095,835,478.73
48	31 - 60 Days Delinquent	399	1.08%	12,665,656.07
49	61 - 90 Days Delinquent	114	0.31%	3,670,050.20
50	91 -120 Days Delinquent	47	0.13%	1,669,979.16
51	121+ Days Delinquent	-	-	-

52	Total	36,843	100.00%	1,113,841,164.16

53	Total 61+ Delinquent as % End of Period Securitization Value				0.48%
54	Delinquency Trigger Occurred				NO

55	Prepayment Speed (1 Month)				0.66%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

56	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	26	723,144.96
57	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(776,254.97)
58	Less: Excess Wear and Tear Received in Current Period		(725.72)
59	Less: Excess Mileage Received in Current Period		(3,922.16)

60	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(57,757.89)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
61	Current Period Net Residual Losses/(Gains) Ratio		-0.06%
62	Prior Period Net Residual Losses/(Gains) Ratio		-0.03%
63	Second Prior Period Net Residual Losses/(Gains) Ratio		0.05%
64	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.04%
65	Four Month Average		-0.02%

66	Beginning Cumulative Net Residual Losses/(Gains)		(15,507.54)
67	Current Period Net Residual Losses/(Gains)		(57,757.89)

68	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(73,265.43)

69	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

	Credit Losses/(Gains):	Units	Amounts
70	Aggregate Securitization Value on charged-off units	87	2,748,493.55
71	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,920,122.54)

72	Current Period Net Credit Losses/(Gains)		828,371.01

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
73	Current Period Net Credit Losses/(Gains) Ratio		0.87%
74	Prior Period Net Credit Losses/(Gains) Ratio		1.02%
75	Second Prior Period Net Credit Losses/(Gains) Ratio		0.62%
76	Third Prior Period Net Credit Losses/(Gains) Ratio		0.02%
77	Four Month Average		0.63%

78	Beginning Cumulative Net Credit Losses/(Gains)		1,651,817.31
79	Current Period Net Credit Losses/(Gains)		828,371.01

80	Ending Cumulative Net Credit Losses/(Gains)		2,480,188.32

81	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.20%

World Omni Automobile Lease Securitization Trust 2026-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2026

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

82	Lease Payments Received	18,791,324.89
83	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	356,824.52
84	Liquidation Proceeds, Recoveries & Expenses	1,403,812.71
85	Insurance Proceeds	516,309.83
86	Sales Proceeds, Recoveries & Expenses - Early Terminations	424,078.33
87	Payoff Payments	21,884,264.83
88	All Other Payments Received	-

89	Collected Amounts	43,376,615.11

90	Investment Earnings on Collection Account	115,732.99

91	Total Collected Amounts - Available for Distribution	43,492,348.10

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

92	Servicing Fee	956,686.78
93	Interest on the Exchange Note - to the Trust Collection Account	4,129,634.16
94	Principal on the Exchange Note - to the Trust Collection Account	30,881,394.07
95	Trust Collection Account Shortfall Amount - to the Trust Collection Account	7,524,633.09
96	Remaining Funds Payable to Trust Collection Account	-

97	Total Distributions	43,492,348.10

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

98	Available Funds	42,535,661.32

99	Investment Earnings on Reserve Account	9,513.25

100	Reserve Account Draw Amount	-

101	Total Available Funds - Available for Distribution	42,545,174.57

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

102	Administration Fee	47,834.34
103	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
104	Class A Noteholders' Interest Distributable Amount	3,070,681.56
105	Noteholders' First Priority Principal Distributable Amount	-
106	Class B Noteholders' Interest Distributable Amount	233,202.58
107	Noteholders' Second Priority Principal Distributable Amount	-
108	Class C Noteholders' Interest Distributable Amount	166,524.33
109	Noteholders' Third Priority Principal Distributable Amount	-
110	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
111	Noteholders' Regular Principal Distributable Amount	32,336,538.29
112	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
113	Remaining Funds Payable to Certificate holder	6,690,393.47

114	Total Distributions	42,545,174.57

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2026-A, and (ii) the residual interest in the 2026-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2026-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.